SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2025	2024
Long-term debt facilities:
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	145,875	147,375
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	145,200
NOK750 million senior unsecured floating rate bonds due 2029	74,327	63,592
7.75% senior unsecured sustainability-linked bonds due 2030	144,400	—
Lease debt financing due through 2033	686,389	702,164
U.S. dollar denominated floating rate debt due through 2030	1,085,540	1,503,909
Total debt principal	2,584,131	2,862,240
Less: unamortized debt issuance costs	(17,655)	(22,778)
Less: current portion of long-term debt facilities	(605,943)	(689,045)
Total long-term debt	1,960,533	2,150,417

Schedule of maturities of debt
The outstanding debt as of December 31, 2025, is repayable as follows:

Year ending December 31, 2025	(in thousands of $)
2026	605,943
2027	487,493
2028	415,265
2029	631,905
2030	287,625
Thereafter	155,900
Total debt principal	2,584,131

Schedule of interest rate information
Interest rate information

	December 31, 2025	December 31, 2024
Weighted average interest rate on floating rate debt*	5.25%	5.96%
Weighted average interest rate on lease debt financing	5.02%	5.06%
Weighted average interest rate on fixed rate debt	8.27%	8.40%
Secured Overnight Financing Rate ("SOFR"), closing rate	3.87%	4.49%
Effective Federal Funds Rate ("EFFR"), closing rate	3.64%	4.33%
Norwegian Interbank Offered Rate ("NIBOR")	4.07%	4.68%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.

Floating rate debt new facilities and redemptions
The following table presents information on U.S. dollar floating rate debt facilities outstanding as of December 31, 2025 and December 31, 2024. The facilities bear interest at SOFR plus a margin, except the $60.0 million loan facility, which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of ($'millions),
					December 31, 2025	December 31, 2024

45 million secured term loan and revolving credit facility*	Full	2014	7	11	—	27.5
35 million term loan facility*	Part	2021	1	7	26.8	28.8
107.3 million term loan facility*	Part	2021	3	5	83.1	89.4
100 million term loan facility*	Part	2022	4	5	62.1	72.3
23 million term loan facility*	Full	2022	2	3	—	12.7
115 million term loan facility*	Part	2022	8	3	—	70.0
144.6 million term loan facility*	Full	2023	4	6	93.9	126.7
150 million senior secured term loan facility**	Full	2023	1	3	—	134.0
8.4 million senior unsecured term loan facility	—	2023	N/A	3	—	8.4
60 million loan facility***	Part	2024	1	N/A	—	15.0
79.8 million term loan facility*	Part	2024	2	5	74.5	78.7
163.8 million term loan facility*	Part	2024	3	5	154.2	162.4
150 million term loan facility*	Part	2024	3	6	125.9	145.2
226 million term loan facility**	Full	2024	7	5	186.5	218.1
235 million term loan facility*	Full	2024	4	5	203.2	233.1
81.6 million term loan facility*	Full	2024	2	2	75.3	81.6
Total					1,085.5	1,503.9
† Number of wholly-owned subsidiaries which entered into the facility.
* These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts, vessels or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
*** One of the Company's wholly-owned subsidiaries is party to a general share lending agreement and as of December 31, 2025, 11.8 million of the Company’s shares were on loan and in the custody of the borrowing bank. This facility provides up to $60.0 million cash collateral to the Company, callable at any time, subject to a 50% loan to value ratio based on the market value of the pledged shares. The facility is repayable on demand, by either party to the agreement.

Schedule of Lease Debt Financing Facilities Outstanding	The following table presents information on lease debt financing facilities outstanding as of December 31, 2025 and December 31, 2024.

Lease Debt Financing*	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of ($'millions),
					December 31, 2025	December 31, 2024

$65 million lease debt financing	65.0	2021	6	2026	34.3	43.8
$65 million lease debt financing	65.0	2021	6	2026	34.7	44.1
$23.5 million lease debt financing	23.5	2022	3	2025	—	11.8
$25.3 million lease debt financing	25.3	2022	3	2025	—	13.4
$120 million lease debt financing	120.0	2022	8	2029	86.9	97.9
$120 million lease debt financing	120.0	2022	8	2029	88.4	99.4
$45 million lease debt financing	45.0	2023	5	2028	31.3	36.7
$38.5 million lease debt financing	38.5	2023	9	2028	32.0	34.7
$72.2 million lease debt financing	72.2	2023	12	2033	63.9	67.7
$72.2 million lease debt financing	72.2	2023	12	2033	64.8	68.5
$77.5 million lease debt financing	77.5	2024	12	2033	69.8	73.9
$77.5 million lease debt financing	77.5	2024	12	2033	70.8	74.7
$37 million lease debt financing	37.0	2024	8	2028	32.6	35.6
$43 million lease debt financing	43.0	2025	5	2027	40.0	—
$40.5 million lease debt financing	40.5	2025	4	2027	36.9	—
Total					686.4	702.2
Floating rate portion of lease debt					321.5	315.6
Fixed rate portion of lease debt					364.9	386.6
Total					686.4	702.2

* Certain of the Company's lease debt financing arrangements include both a fixed interest rate component and a floating component based on SOFR, plus an applicable margin.